FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

     Canandaigua National Collective Investment Fund for Qualified Trusts (the "Fund"), 72 South Main Street, Canandaigua, New York 14424.

2.   Name of each series or class of funds for which this notice is filed:

     Equity Portfolio; Bond Portfolio


3.   Investment Company Act File Number:     811-7322
     Securities Act File Number:             33-53698

4.   Last day of fiscal year for which this notice is filed:
     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
beginning of the fiscal year:                          None

8.   Number  and  amount of securities registered during  the  fiscal  year
other than pursuant to rule 24f-2:      None

9. Number and aggregate sale price of securities sold during the fiscal year: 191,927.29 Shares and Aggregate Sale Price: $2,877,717.57.

10.  Number and aggregate sale price  of  securities sold during the fiscal
year  in reliance upon registration pursuant  to  rule  24f-2:   191,927.29
Shares and Aggregate Sale Price: $ 2,877,717.57.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): None.


12.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $2,877,717.57

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $ -0-

(iii)  Aggregate price of shares redeemed or repurchased during the  fiscal
year (if applicable):         N/A

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
applicable):              -0-

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): = $2,877,717.57

(vi)  Multiplier prescribed by Section 6(b) of the Securities Act   of 1933
or other applicable law or regulation (see Instruction C.6): 1/33rd of 1% of aggregate sales price of securities sold

(vii)  Fee due [line (i) or line (v) multiplied by line (vi)]: $ 872.04


Instruction:   Issuers  should  complete  lines (ii), (iii), (iv), and  (v)
only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: August 11, 1997.


SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ ROBERT J. SWARTOUT, SECRETARY
                              Robert J. Swartout,
                              Secretary and Member, Supervisory Committee
                              of the Fund

Date:  August 11, 1997

* Please print the name and title of the signing officer below the signature.